UNAUDITED INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME / (LOSS) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Net income / (loss)	$ (46,245)	$ 29,124
Comprehensive income / (loss)	$ (46,245)	$ 29,124